RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.   RELATED PARTY TRANSACTIONS

Related party transactions

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2022	2023	2024
	US$	US$	US$
Data center operation costs for services provided by a minority interest shareholder of a subsidiary	9,108	—	—

As of December 31, 2023 and 2024, the amount due from/due to related parties was nil.